Accounting Changes	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Accounting Changes
4. Accounting changes:

(a)    New accounting pronouncement adopted in 2019:

Leases (Topic 842):

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which increases transparency and comparability among organizations by recognizing right-of-use ("ROU") assets and corresponding liabilities on the balance sheet and disclosing key information about leasing arrangements. On January 1, 2019, the Company adopted Topic 842 using the modified retrospective transition approach by applying the new standard to all leases existing at the date of initial application. Results and disclosure requirements for reporting periods beginning after January 1, 2019 are presented under Topic 842, while prior period amounts have not been adjusted and continue to be reported in accordance with the Company's historical reporting under Topic 840.

On adoption, the Company recognized total ROU assets of $19,747, with corresponding liabilities of $19,747 in the consolidated financial statements. The adoption did not impact the Company's opening retained earnings, or the prior year statements of income and statements of cash flows.

Under Topic 842, the Company determines if an arrangement is a lease at inception. ROU assets and liabilities are recognized at the commencement date based on the present value of remaining lease payments over the lease term. As most of the Company's leases do not provide an implicit rate, the Company uses its subsidiary's incremental borrowing rates to determine such present value amounts. The Company's lease terms may include options to extend the lease and such extensions are included in the lease liabilities when it is reasonably certain that we will exercise such options. Operating leases are included in operating lease right-of-use assets, and current and non-current operating lease liabilities on the Company's consolidated balance sheets.

(b)    New accounting pronouncement to be adopted in 2020:

In June 2016, the FASB issued ASU No. 2016-13 "Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments" which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years beginning after December 15, 2019. The Company does not anticipate this amendment to have a significant impact on its consolidated financial statements.